CORPORATE BUSINESS OFFICE 25531 Commercentre Drive, Suite 120 Lake Forest, CA 92630-8873 Phone (949) 768-8161 Executive Fax (949) 770-4632
December 8, 2006
Celeste M. Murphy, Esq.
Special Counsel
Office of Mergers and Acquisitions
Division of Corporation Finance
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	SPARTA, Inc. Schedule TO filed November 29, 2006 File No. 005-82193
Dear Ms. Murphy:
     This letter is written in response to your letter dated December 7, 2006 to our legal counsel (the “Comment Letter”), pertaining to the Schedule TO filed by us on November 29, 2006. The remaining paragraphs of this letter are numbered to correspond to the paragraphs of the Comment Letter to which they relate.
     1. The statement referred to in paragraph 1 of the Comment Letter has been deleted from the Offering Memorandum filed as Exhibit (a)(1)(A) to Amendment Number ito our Schedule TO, which Amendment is being filed concurrently herewith (the “Revised Offering Memorandum”).
     2. The statement referred to in paragraph 2 of the Comment Letter has been revised in the Revised Offering Memorandum.
     3. The statements referred to in paragraph 3 of the Comment Letter have been deleted from the Revised Offering Memorandum.
     4. The statements referred to in paragraph 4 of the Comment Letter have been deleted from the Revised Offering Memorandum.
     5. Additional summary financial data has been added in the table in Section XII of the Revised Offering Memorandum under the caption “Certain SPARTA Financial Information.”
     SPARTA, Inc. acknowledges that:
•	It is responsible for the adequacy and accuracy of the disclosure in the filings referred to above;

Celeste M. Murphy, Esq.
December 8, 2006

•	Staff comments or changes to disclosure in response to staff comments in the filings reviewed by the staff do not foreclose the Commission from taking any action with respect to the filings; and

•	SPARTA, Inc. may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Very truly yours,

SPARTA, Inc.

By:	/s/ JERRY R. FABIAN Jerry R. Fabian, Chief
Administrative Officer